Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 21, 2020

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds Multi-Strategy Trust

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to All Series

(for purposes of this section only, each a “Fund” and together, the “Funds”)

On July 7, 2020, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), the current investment adviser to each Fund, announced that it had agreed to a strategic partnership with Virtus Investment Partners, Inc. which operates a multi-boutique asset management business. Central to the strategic partnership, and subject to certain shareholder approvals and additional terms and conditions, affiliates of Virtus Investment Partners, Inc. will become investment adviser, distributor and/or administrator of the Funds (the “Transition”). Personnel of AllianzGI U.S. will continue to be responsible for day-to-day portfolio management of the Funds either through AllianzGI U.S. serving as sub-adviser or through such personnel becoming employees of an affiliate of Virtus. On August 31, 2020, the Board of Trustees of the Trust (the “Board”) approved the referenced changes in service providers to the Funds. It is anticipated that the Transition will be completed on or before February 1, 2021 (the “Closing”). The revisions contained in this supplement are being made in connection with and in furtherance of the Transition and are dependent on the Closing.

Effective February 1, 2021, subject to the Closing, the Trust will change its name from “Allianz Fund Multi-Strategy Trust” to “Virtus Strategy Trust” and the Funds will change their names as noted in the following table:

Current Fund Name	New Fund Name

AllianzGI Convertible Fund	Virtus AllianzGI Convertible Fund

AllianzGI Core Plus Bond Fund	Virtus AllianzGI Core Plus Bond Fund

AllianzGI Emerging Markets Consumer Fund	Virtus AllianzGI Emerging Markets Consumer Fund

AllianzGI Emerging Markets Value Fund	Virtus NFJ Emerging Markets Value Fund

AllianzGI Global Allocation Fund	Virtus AllianzGI Global Allocation Fund

AllianzGI Global Dynamic Allocation Fund	Virtus AllianzGI Global Dynamic Allocation Fund

AllianzGI Global Sustainability Fund	Virtus AllianzGI Global Sustainability Fund

AllianzGI High Yield Bond Fund	Virtus AllianzGI High Yield Bond Fund

AllianzGI International Small-Cap Fund	Virtus AllianzGI International Small-Cap Fund

AllianzGI Preferred Securities and Income Fund	Virtus AllianzGI Preferred Securities and Income Fund

AllianzGI Short Duration High Income Fund	Virtus AllianzGI Short Duration High Income Fund

AllianzGI Water Fund	Virtus AllianzGI Water Fund

Disclosure Relating to AllianzGI High Yield Bond Fund

(for purposes of this section only, the “Fund”)

Effective February 1, 2021, subject to the Closing, within the Fund Summary relating to the Fund, the shareholder fees table under “Fees and Expenses of the Fund” is hereby revised and restated in its entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	3.75%	0.50%

Class C	None	1%

Class R	None	None
Class R6	None	None

Institutional	None	None

Class P	None	None

Administrative	None	None

Disclosure Relating to all series of the Trust

Effective February 1, 2021, subject to the Closing, within the “Classes of Shares” section of the Prospectus, the subsection titled “Class A Shares” is hereby revised and restated in its entirety as follows:

Class A Shares

•

Class A shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares-Investment Minimums & Account Size.

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Statement of Additional Information for details.

•

Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C shares.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although, with respect to all Funds other than AllianzGI Short Duration High Income Fund and AllianzGI High Yield Bond Fund, you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. With respect to AllianzGI Short Duration High Income Fund, you may pay a 0.50% CDSC if you purchase $250,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 12 months after your initial purchase. With respect to AllianzGI High Yield Bond Fund, you may pay a 0.50% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived in certain situations and does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge. Please see the Statement of Additional Information for details.

Effective February 1, 2021, subject to the Closing, within the “Classes of Shares” section of the Prospectus, the subsection titled “Class C Shares” is hereby revised and restated in its entirety as follows:

Class C Shares

•

Class C shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares—Investment Minimums & Account Size.

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders

Effective on or about March 1, 2021 (the “Class C Conversion Date”), all Class C shares of a Fund that were purchased eight years or more prior to the Class C Conversion Date will automatically convert to Class A shares of the same Fund. After the Class C Conversion Date, all Class C shares of a Fund will automatically convert to Class A shares of the same Fund following the eight-year anniversary of purchase. Such conversions are subject to certain limitations as described below under “How to Buy and Sell Shares—Automatic Conversion of Class C Shares Into Class A Shares.”

Within the Classes of Shares section of the Prospectus, the first four paragraphs of the subsection titled “Initial Sales Charges—Class A Shares” are hereby revised and restated in their entirety as follows:

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. With respect to all Funds other than AllianzGI Short Duration High Income Fund and AllianzGI High Yield Bond Fund, investors who purchase $1,000,000 or more of any such Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. With respect to AllianzGI Short Duration High Income Fund, investors who purchase $250,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 0.50% if they redeem such shares during the first 12 months after their purchase. With respect to AllianzGI High Yield Bond Fund, investors who purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 0.50% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

All Funds Other Than AllianzGI High Yield Bond Fund and AllianzGI Short Duration High Income Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as a % of Offering Price*
$0–$49,999	5.82%	5.50%	4.75%
$50,000–$99,999	4.71%	4.50%	4.00%
$100,000–$249,999	3.63%	3.50%	3.00%
$250,000–$499,999	2.56%	2.50%	2.00%
$500,000–$999,999	2.04%	2.00%	1.75%
$1,000,000 +	0.00%	0.00%	0.00	%(1)

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
(1)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 1.00% of the first $3,000,000, 0.50% of amounts from $3,000,001 to $10,000,000, and 0.25% of amounts over $10,000,001. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.

AllianzGI High Yield Bond Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as a % of Offering Price*
$0–$49,999	3.90%	3.75%	3.25%
$50,000–$99,999	3.90%	3.50%	3.00%
$100,000–$249,999	3.36%	3.25%	2.75%
$250,000–$499,999	2.30%	2.25%	2.00%
$500,000–$999,999	1.78%	1.75%	1.50%
$1,000,000-$3,000,000	0.00%	0.00%	0.00	%(1)
$3,000,000+	0.00%	0.00%	0.00	%(1)

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
(1)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.50% of the first $3,000,000, and 0.25% for amount greater than $3,000,001. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.

AllianzGI Short Duration High Income Fund

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as a % of Offering Price*
$0–$99,999	2.30%	2.25%	2.00%
$100,000-$249,999	1.27%	1.25%	1.00%
$250,000-$2,999,999	0.00%	0.00%	0.50%
$3,000,000+	0.00%	0.00%	0.25%

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

Each Fund receives the entire NAV of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more Funds or series of Allianz Funds (“AF”) that offer Class A shares (together, “Eligible Funds”), are described below.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 21, 2020

to the Statement of Additional Information (“SAI”)

of Allianz Funds Multi-Strategy Trust

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to All Series

Effective February 1, 2021, subject to the Closing, within the Distribution of Trust Shares section of the SAI, the subsection titled “Alternative Purchase Arrangements—Class C” is hereby revised and restated in its entirety as follows:

Alternative Purchase Arrangements—Class C

Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially.

The maximum purchase of Class C shares of a Fund other than AllianzGI Short Duration High Income Fund in a single purchase is $1,000,000. The maximum purchase of Class C shares of AllianzGI Short Duration High Income Fund in a single purchase is $250,000. If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $1,000,000 for Class C shares or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $1,000,000 for Class C shares (or, in the case of Short Duration High Income Fund, $250,000), then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares. See generally “Classes of Shares” in the Prospectus.

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. For Class C shares, the Distributor expects to make annual payments to participating brokers at the rate of 1.00% for all Funds. This change will not impact the Rule 12b-1 fees or other fees or expenses paid by shareholders. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Reductions and Waivers of Initial Sales Charges and CDSCs” in the Prospectus. For more information about the Class C CDSC, contact the Distributor at 1-800-988-8380.

Effective February 1, 2021, subject to the Closing, within the Distribution of Trust Shares section of the SAI, the subsection titled “Alternative Purchase Arrangements—Class C” is hereby revised and restated in its entirety as follows:

Additional Information About Automatic Conversion of Class C Shares Into Class A Shares

Effective on or about March 1, 2021 (the “Class C Conversion Date”), subject to the Closing, all Class C shares of a Fund that were purchased eight years or more prior to the Class C Conversion Date were automatically converted to Class A shares of the same Fund (the “Class C to A Conversion”). After the Class C Conversion Date, all Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the eight-year anniversary of purchase. After the Class C Conversion Date, all Class C shares of a Fund held through a financial intermediary (subject to the exceptions noted below) will automatically convert to Class A shares of the same Fund following the eight-year anniversary of purchase. Although the timing of this conversion may differ from the timing stated above, it is expected to occur during the month following the eight-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. When Class C shares convert, any other Class C shares that were acquired by the shareholder by the reinvestment of dividends or distributions will also convert to Class A shares on a pro rata basis. The Class C to A Conversion is subject to the limitation that if, after the Class C Conversion Date, the Class A shareholders of a Fund approve any material increase in expenses allocated to that class (including 12b-1 Fees) without the approval of the then-existing Class C shareholders, Class C shares will cease automatically converting into Class A shares.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. It is the financial intermediary’s (and not the applicable Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries track purchases to credit individual shareholders’ holding periods. In particular, group retirement plans held through third party intermediaries that hold Class C shares in an omnibus account in certain instances do not track participant level share lot aging. Please consult with your financial intermediary about your eligibility to exercise this conversion privilege.

Effective February 1, 2021, subject to the Closing, within the Distribution of Trust Shares section of the SAI, the table in the subsection titled “Summary of Minimum Investments and Account Size for Class A and Class C shares” is hereby revised and restated in its entirety as follows:

Summary of Minimum Investments and Account Size for Class A and Class C shares

The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size
IRA Accounts	$100	$100	$1,000
Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans	None	None	$1,000
All other accounts	$2,500	$100	$1,000

Effective February 1, 2021, subject to the Closing, within the Distribution of Trust Shares section of the SAI, the subsection titled “Purchasing Class C Shares” is hereby deleted.

Please retain this Supplement for future reference.